Right of Use Assets and Operating Lease Liability (Details) - Schedule of Weighted-Average Discount Rate for Operating Leases - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
2024	$ 649,205
2025	620,342
2026	565,204
2027	565,204
Thereafter	376,803
Total operating lease payment	2,776,758
Less: Imputed interest	(295,604)
Present value of operating lease liabilities	2,481,154
Operating lease liabilities – current	537,463	$ 32,347
Operating lease liabilities – non-current	$ 1,943,691	$ 10,598